Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
a.	Basis of presentation

The consolidated and combined carve-out financial statements are prepared in accordance with United States generally accepted accounting principles (“US GAAP”). All inter-company balances and transactions are eliminated.

As of August 13, 2014, financial statements of the Partnership are consolidated since it was a separate legal entity owning the interests in the subsidiaries and joint ventures. At the closing of the IPO, the transfer of the interests was recorded at Höegh LNG’s consolidated book values. Prior to that date, the income statement, balance sheet and cash flows, as converted to US GAAP, have been carved out of the consolidated financial statements of Höegh LNG and are presented on a combined carve-out basis for the Combined Entities. The combined carve-out financial statements for the year ended December 31, 2014 include the related revenues, expenses and cash flows directly attributable to Hoegh LNG Lampung Pte. Ltd. and PT Hoegh LNG Lampung. In addition, the equity in earnings of 50% of the joint ventures using the equity method of accounting, and the related interest income on the advances to joint ventures, are included in the consolidated and combined carve-out financial statements. The combined carve-out financial statements prior to August 13, 2014, also include allocations of certain administrative expenses.

Included in the combined carve-out equity as of August 12, 2014, were amounts related to promissory notes and related accrued interest due to Höegh LNG. Höegh LNG’s receivables for the promissory notes and related accrued interest of the Partnership’s subsidiaries were contributed to the Partnership as part of the formation transactions. Refer to note 3 for additional discussion of the contribution. As a result, the liabilities of the Partnership’s subsidiaries are eliminated on consolidation since they were no longer external liabilities to the Partnership. Accordingly, this is equivalent to not transferring the subsidiaries’ liabilities to the Partnership. Therefore, the corresponding amounts have been eliminated for the Partnership’s opening equity position as of August 12, 2014. Details of the liabilities eliminated are as follows:

As of
August 12,
(in thousands of U.S. dollars)	2014
Accrued interest on $48.5 million Promissory note due to Höegh LNG transferred to Partnership	$(1,684)
Accrued interest on $101.5 million Promissory note due to Höegh LNG transferred to Partnership	(2,947)
$40.0 million Promissory note and accrued interest due to Höegh LNG transferred to Partnership	(41,168)
Elimination to equity as of August 12, 2014	$45,799

It has been determined that PT Hoegh LNG Lampung, Höegh LNG FSRU III Ltd., SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. are variable interest entities. A variable interest entity (“VIE”) is defined by US GAAP as a legal entity where either (a) the voting rights of some investors are not proportional to their rights to receive the expected residual returns of the entity, their obligations to absorb the expected losses of the entity, or both, and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards. The guidance requires a VIE to be consolidated if any of its interest holders are entitled to a majority of the entity's residual returns or are exposed to a majority of its expected losses.

Based upon the criteria set forth in US GAAP, the Partnership has determined that PT Hoegh LNG Lampung is a VIE, as the equity holders, through their equity investments, may not participate fully in the entity's expected residual returns and substantially all of the entity's activities either involve, or are conducted on behalf of, the Partnership. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of PT Hoegh LNG Lampung are included in the consolidated and combined carve-out financial statements. Dividends may only be paid if the retained earnings are positive under Indonesian law and requirements are fulfilled under the Lampung facility. Refer to note 14. As of December 31, 2016 and 2015, PT Hoegh LNG Lampung had negative retained earnings and therefore cannot make dividend payments under Indonesia law. Under the Lampung facility, there are limitations on cash dividends and loans that can be made to the Partnership. As of December 31, 2016 and 2015, restricted net assets of the consolidated subsidiaries were $ 129.6 million and $ 119.8 million, respectively.

The Partnership has also determined that Höegh LNG FSRU III Ltd. is a VIE, as the equity investment does not provide sufficient equity to permit the entity to finance its activities without financial guarantees. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Höegh LNG FSRU III Ltd. are included in the consolidated and combined carve-out financial statements. Under Cayman Islands law, dividends may only be paid out of profits or capital reserves if the entity is solvent after the distribution. Under the Gallant/Grace facility, there are limitations on dividends and loans distributions that can be made to the Partnership. Refer to note 14. The Partnership is a guarantor of the Gallant/Grace facility. As of December 31, 2016 and 2015, restricted net assets of the consolidated subsidiaries were $4.1 million and $4.4 million, respectively.

In addition, the Partnership has determined that the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are VIEs since each entity did not have a sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support at the time of its initial investment. The entities have been financed with third party debt and subordinated shareholders loans. The Partnership is not the primary beneficiary, as the Partnership cannot make key operating decisions considered to be most significant to the VIEs, but has joint control with the other equity holders. Therefore, the joint ventures are accounted for under the equity method of accounting as the Partnership has significant influence. The Partnership's carrying value is recorded in advances to joint ventures and accumulated losses of joint ventures in the consolidated balance sheets. For SRV Joint Gas Ltd., the Partnership had a receivable for the advances of $3.9 million and $7.2 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities were $11.2 million and $19.8 million, respectively, as of December 31, 2016 and 2015. The Partnership's carrying value for SRV Joint Gas Two Ltd. consists of a receivable for the advances of $3.3 million and $6.8 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities of $14.7 million and $22.7 million, respectively, as of December 31, 2016 and 2015. The major reason that the Partnership’s accumulated losses in the joint ventures are net liabilities is due to the fair value adjustments for the interest rate swaps recorded as liabilities on the combined balance sheets of SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. The maximum exposure to loss is the carrying value of the receivables, which is subordinated to the joint ventures’ long-term bank debt, the investments in the joint ventures (accumulated losses), as the shares are pledged as security for the joint ventures’ long-term bank debt and Höegh LNG’s commitment under long-term bank loan agreements to fund its share of drydocking costs and remarketing efforts in the event of an early termination of the charters. Dividend distributions require a) agreement of the other joint venture owners; b) fulfilment of requirements of the long-term bank loans; c) and under Cayman Islands law may be paid out of profits or capital reserves subject to the joint venture being solvent after the distribution.

Consolidation, Policy [Policy Text Block]
b.	Carve-out principles

For the period from January 1, 2014 to August 12, 2014 (the date of the IPO), the combined carve-out financial statements presented herein have been carved out of the consolidated financial statements of Höegh LNG and adjusted to be in accordance with US GAAP.

The combined carve-out financial statements for the year ended December 31, 2014 include the related revenues, expenses and cash flows directly attributable to Hoegh LNG Lampung Pte. Ltd. and PT Hoegh LNG Lampung. In addition, the equity in earnings of 50% of the joint ventures using the equity method of accounting, and the related interest income on the advances to joint ventures, are included in the consolidated and combined carve-out financial statements.

Prior to August 12, 2014, there were administrative expenses of Höegh LNG that were attributed to a specific vessel or project directly. The administrative expenses included undistributed corporate and segment management and administrative staffs’ salary expenses and benefits, and general and administrative expenses. These administrative expenses were allocated to the combined carve-out financial statements based on the number of vessels, newbuildings and business development projects in Höegh LNG’s fleet, joint ventures and operations. Related parties provided the commercial and technical services for the FSRUs, including supervision of newbuilding, and employ the crews that work on the FSRUs. Accordingly, neither the Combined Entities nor the Partnership were liable for any pension or post retirement benefits, since they had no direct employees prior to August 12, 2014.

Income tax expense was allocated to the Combined Entities on a separate returns basis.

Management deemed the allocations reasonable to present the results of operations and cash flows of the Partnership on a stand-alone basis. However, the results of operations and cash flows of the Partnership may differ from those that would have been achieved had the Partnership operated autonomously for periods prior to August 12, 2014 as the Partnership would have had additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a listed public entity and it would not have had the allocated expenses of Höegh LNG. Accordingly, the consolidated and combined carve-out financial statements prior to August 12, 2014 do not purport to be indicative of the future results of operations or cash flows of the Partnership.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currencies

The reporting currency in the consolidated and combined carve-out financial statements is the U.S. dollar, which is the functional currency of the FSRU-owning entities. Nearly all revenues are received in U.S. dollars and a majority of the Partnership's expenditures for investments and all of the long-term debt are denominated in U.S. dollars. Transactions denominated in other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. Monetary assets and liabilities that are denominated in currencies other than the U.S. dollar are translated at the exchange rates in effect at the balance sheet date. Egyptian pounds are translated at the single official published rate available. Resulting gains or losses are reflected in the accompanying consolidated and combined carve-out statements of income.

Business Combinations Policy [Policy Text Block]
Business combinations

Business combinations are accounted for under the purchase method of accounting. Under this method, the purchase price is allocated to identifiable assets acquired and liabilities assumed based on their fair values as of the acquisition date. Any excess of the purchase price over the fair values of net assets is recognized as goodwill. Acquisition related costs are expensed as incurred. The results of entity acquired are included in the consolidated and combined carve-out financial statements from the date of acquisition.

Revenue Recognition, Policy [Policy Text Block]
Time charter revenues and related expenses

Time charter revenues:

Revenue arrangements may include the right to use FSRUs for a stated period of time that meet the criteria for lease accounting, in addition to providing a time charter service element. Leases are classified based upon defined criteria either as direct financing leases or operating leases. A lease that transfers substantially all of the benefits and risks of the FSRU to the charterer is accounted for as a financing lease by the lessor. All other leases that do not meet the criteria are classified as operating leases.

The lease element of time charters that is accounted for as operating leases is recognized on a straight line basis over the term of the charter. The Höegh Gallant’s time charter, which had a five year lease term at inception, is accounted for as an operating lease.

The lease element of time charters that are accounted for as direct financing leases is recognized over the lease term using the effective interest rate method and is included in time charter revenues. Direct financing leases are reflected on the consolidated balance sheets as net investments in direct financing leases. The PGN FSRU Lampung time charter, which had a 20 year lease term at inception, meets the criteria of transferring substantially all of the benefits and risks to the charterer and is accounted for as a direct financing lease.

Fees for providing time charter services, reimbursements for actual vessel operating expenses or estimates for certain reimbursable costs or taxes are recognized as revenues as services are performed or the actual costs are incurred. Revenues for the time charter services element are not recognized for days that the FSRUs are off-hire.

The Partnership’s time charters may include provisions for the charterer to make upfront payments for fees for certain vessel modifications, drydocking costs, other additions to equipment or spare parts. Fees for modifications or other additions to equipment are deferred and amortized over the shorter of the remaining charter period or the useful life of the additions. Upfront payments of fees for reimbursement of drydocking costs are deferred and recognized on a straight line basis over the period to the next drydocking.

Related expenses:

Voyage expenses include bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls and agency fees. Voyage expenses are all expenses unique to a particular voyage and when a vessel is on hire under time charters are generally the responsibility of, and paid directly by the charterers and not included in the income statement. When the vessel is off-hire, voyage expenses, principally fuel, may also be incurred and are paid by the FSRU-owning entity.

Vessel operating expenses, reflected in expenses in the income statement, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and management fees. Vessel operating expenses also include bunker fuel expenses when the vessel is on hire and the expenses are not directly paid and owned by the charterers. When the vessel is on hire, vessel operating expenses are invoiced as fees to the charterer or are covered by time charter rates. When the vessel is off-hire, vessel operating expenses are not invoiced to the charterer.

Voyage expenses, if applicable and vessel operating expenses are expensed when incurred.

Revenue Recognition, Long-term Contracts [Policy Text Block]
Construction revenues and related expenses

For fixed price construction contracts, when the outcome can be estimated reliably, construction contract revenues are recognized based on the percentage of completion method using the ratio of costs incurred to estimated total costs multiplied by the total estimated contract revenue. Revenue from change orders, if any, is not recognized until agreed in writing by the owner. As the percentage of completion method relies on the substantial use of estimates, estimates may be revised throughout the life of a construction contract. The construction cost incurred and estimates to complete on construction contracts are reviewed, at a minimum, on a quarterly basis, as well as when information becomes available that would necessitate a review of the current estimate. Adjustments to estimates for a contract's estimated costs at completion and estimated profit or loss often are required as experience is gained, and as more information is obtained, even though the scope of work required under the contract may not change. The impact of such changes to estimates is made on a cumulative basis in the period when such information has become known. Expected losses on contracts are fully recognized as soon as they are identified.

Construction contract expenses include direct costs on contracts, including project management, labor and materials, amounts payable to subcontractors and capitalized interest.

Insurance and Other Claims [Policy Text Block]
Insurance and other claims

Insurance claims for property damage are recorded, net of any deductible amounts, for recoveries up to the amount of loss recognized when the claims submitted to insurance carriers are probable of recovery. Claims for property damage in excess of the loss recognized and for loss of revenue during off-hire, whether from insurance providers or indemnification from Höegh LNG, are considered gain contingencies, which are recognized when the proceeds are received.

Indemnification proceeds from Höegh LNG that cover the Partnership’s costs are accounted for following the guidance of the Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) Topic 1.B and SAB Topic 5. T. SAB Topic 1.B provides that the separate financial statements of a subsidiary should reflect any costs of its operations which are incurred by the owner on its behalf. SAB Topic 5.T provides that costs should be reflected as an expense in the subsidiary's financial statements with a corresponding credit to contributed equity.

Income Tax, Policy [Policy Text Block]
Income taxes

Income taxes are based on a separate return basis. Income taxes are accounted for using the liability method.

Deferred tax assets and liabilities are recognized for the tax consequences of temporary differences between the tax and the book bases of assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. If the more-likely-than-not recognition criterion is met, a tax position is measured based on the cumulative amount that is more-likely-than-not of being sustained upon examination by tax authorities to determine the amount of benefit to be recognized in the consolidated and combined carve-out financial statements. Interest and penalties related to uncertain tax positions is recognized in income tax expense in the consolidated and combined carve-out statement of income.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and cash equivalents Cash, banks deposits, time deposits and highly liquid investments with original maturities of three months or less are recognized as cash and cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash and cash designated for acquisition

Restricted cash includes balances deposited with a bank as required under debt facilities to settle withholding and other tax liabilities and other current obligations of the entity, principal and interest payments as required by the debt facilities and Egyptian pound balances in excess of Egyptian pound working capital needs, if any. Due to restrictions in Egypt, exchangeability between the Egyptian pound and other currencies has been more than temporarily lacking or limited. Restricted cash is classified as long-term when the settlement is more than 12 months from the balance sheet date or exchangeability with other currencies is more than temporarily lacking or limited. Cash designated for acquisition is classified as long-term and relates to the payment made on January 3, 2017 for the 51% interest in the entities owning and operating the Höegh Grace. Classification of restricted cash and cash designated for acquisition in the consolidated and combined carve-out statements of cash flows is as an operating, investing or financing activity when the purpose of the restriction or designation is directly related to operations, an investment or as collateral for borrowings, respectively.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Trade receivables and allowance for doubtful accounts

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is management’s best estimate of the amount of probable credit losses in existing accounts receivable based on historical write-off experience and customer economic data. Account balances are charged off against the allowance when management believes that the receivable will not be recovered. The allowance for doubtful accounts was $0 for the years ended December 31, 2016 and 2015.

Deferred Charges, Policy [Policy Text Block]
Deferred charges

Deferred charges consist primarily of contract origination costs related directly to the negotiation and consummation of the time charter and are amortized over the term of the time charter. For direct financing leases, origination costs related to the time charter are reclassified to net investment in direct financing lease and amortized over the lease term using the effective interest method.

Investment, Policy [Policy Text Block]
Investments in (accumulated losses) and advances to joint ventures

Investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for the Partnership’s proportionate share of earnings or losses and dividend distributions. As of December 31, 2016 and 2015, the Partnership had an accumulated share of losses and the balance is classified on the consolidated balance sheet as a liability on the line accumulated losses of joint ventures.

Advances to joint ventures represent loan receivables due from the joint ventures and are recorded at cost. Interest on the advances to joint ventures is recorded to interest income in the consolidated and combined carve-out statements of income as incurred. The quarterly payments from joint ventures include a payment of interest for the first month of the quarter and repayment of principal. Interest is accrued for the last two months of the quarter for repayment after the full principal is repaid at the end of the loans. Payments of interest, including accrued interest repaid at the end of the loans, are treated as return on investment and included as a component of net cash provided by operating activities in the consolidated and combined carve-out statements cash flow. Payments of principal are included as a component of net cash provided by investing activities in the consolidated and combined carve-out statements cash flow.

Investments in joint ventures are evaluated for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the consolidated and combined carve-out statement of income.

Loan receivables are impaired when, based on current information and events, it is probable that the full amount of the receivable will not be collected. The amount of the impairment is measured as the difference between the present value of expected future cash flows discounted at the loan’s effective interest rate and the carrying amount. The resulting impairment amount is recognized in earnings.

Inventory, Policy [Policy Text Block]
Inventory

Inventory consists of bunker fuel maintained on the FSRUs, if it is owned by the FSRU-owning entity. Inventory is stated at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method.

Property, Plant and Equipment, Policy [Policy Text Block]
Vessels

All costs incurred during the construction of newbuildings, including interest and supervision and technical costs, are capitalized. The cost of an acquired vessel is the fair value. Vessels are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 35 years for the FSRUs.

Modifications to the vessels, including the addition of new equipment, which improves or increases the operational efficiency, functionality or safety of the vessels, are capitalized. These expenditures are amortized over the estimated useful life of the modification.

Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking. For vessels that are newly built, the "built-in overhaul" method of accounting is applied. Under the built-in overhaul method, costs of the newbuilding are segregated into costs that should be depreciated over the useful life of the vessel and costs that require drydocking at periodic intervals. The drydocking component is amortized until the date of the first drydocking following the delivery, upon which the actual drydocking cost is capitalized and the process is repeated. Costs of drydocking incurred to meet regulatory requirements or improve the vessel’s operating efficiency, functionality or safety are capitalized. Costs incurred related to routine repairs and maintenance performed during drydocking are expensed.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

Vessels are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. When such events or changes in circumstances are present, the recoverability of vessels are assessed by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the vessel’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. An impairment loss is recognized based on the excess of the carrying amount over the fair value of the vessel.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Intangibles and goodwill

Intangible assets are initially measured at their fair value as of the acquisition date of a business combination. All intangible assets of the Partnership have a definite life. Intangible assets with a definite life are amortized over their useful life. Intangible assets with a definite life are tested for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount exceeds the estimated fair value of the asset.

In determining the useful lives of intangible assets, the expected use of the assets, the contractual provisions that limit the useful life and other economic factors are considered. The contract related intangibles and their useful lives are as follows:

Useful life
Intangible category	(Years)
Above market time charter	3.4
Option for time charter extension	5.3

The intangible for the above market value of the time charter contract associated with the Höegh Gallant is amortized to time charter revenue on a straight line basis over the remaining term of the contract. Höegh LNG and the Partnership have entered into an option agreement pursuant to which the Partnership has the right to cause Höegh LNG to charter the Höegh Gallant from the expiration or termination of the existing charter in May 2020 until July 2025. The intangible for the option for time charter extension will be amortized on a straight line basis over the extension period starting in May 2020, subject to impairment testing for recoverability in the preceding periods.

Goodwill arises when an acquisition is accounted for under the purchase method of accounting. The assets acquired and liabilities assumed are recorded at their fair values as of the acquisition date. Any excess of the consideration over the net assets acquired is recorded as goodwill. Goodwill is not amortized and is tested annually for impairment of value and whenever events or circumstances indicate that the carrying amount may not be recoverable.

Derivatives, Policy [Policy Text Block]
Derivative instruments

Interest rate swaps are used for the management of interest rate risk exposure. The interest rate swaps have the effect of converting a portion of the outstanding debt from a floating to a fixed rate over the life of the transactions.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the consolidated balance sheet and are subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the contract qualifies for hedge accounting.

For derivative instruments that are not designated or that do not qualify for hedge accounting, the changes in the fair value of the derivative instruments are recognized in earnings. In order to designate a derivative as a cash flow hedge, formal documentation of the relationship between the derivative and the hedged item is required. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge.

For derivative instruments qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative instruments are initially recorded in other comprehensive income as a component of total equity. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses or amortization on the derivative that are excluded from the assessment of hedge effectiveness. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from accumulated other comprehensive income to the gain (loss) on derivative instruments line in the consolidated and combined carve-out statement of income. If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in accumulated other comprehensive income remain there until the hedged item impacts earnings, at which point they are amortized or transferred to gain (loss) on derivative instruments in the consolidated and combined carve-out statement of income. If the hedged items are no longer considered probable of occurring, amounts recognized in total equity are immediately transferred to the gain (loss) on derivative instruments in the consolidated and combined carve-out statement of income.

Revenue Recognition Deferred Revenue [Policy Text Block]
Prepaid and deferred revenue

Prepaid revenue includes prepayments of fees for charter hire, vessel operating expenses or other future services. Deferred revenues include payments from charterers for certain vessel modifications which is amortized over the charter or other reimbursements not meeting revenue recognition criteria.

Debt, Policy [Policy Text Block]
Deferred debt issuance costs and fair value of debt assumed

Debt issuance costs, including arrangement fees and legal expenses, are deferred and presented as a direct deduction from the outstanding principal of the related debt in the consolidated balance sheet and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included as a component of interest expense. If a loan or part of a loan is repaid early, any unamortized portion of the deferred debt issuance costs is recognized as interest expense proportionate to the amount of the early repayment in the period in which the loan is repaid.

The discount or premium arising in a business combination for the difference in the fair value of the debt assumed compared to the outstanding principal is reported in the consolidated balance sheet as a direct adjustment to the outstanding principal of the related debt and amortized on an effective interest rate method over the term of the relevant loan. Amortization of fair value of the debt assumed is included as a component of interest expense. If a loan or part of a loan is repaid early, any unamortized portion of the discount or premium is recognized as interest expense proportionate to the amount of the early repayment in the period in which the loan is repaid.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in accordance with US GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates subject to such estimates and assumptions include revenue recognition, purchase price allocation, the useful lives of vessels, drydocking and the percentage of completion related to the Mooring.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently adopted accounting pronouncements

In August 2014, the Financial Accounting Standards Board (“FASB”) issued new guidance for Presentation of Financial Statements – Going Concern. The amendments provide guidance for management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern within one year after the date the financial statements are issued and to provide related footnote disclosures. No disclosure is required if there is no substantial doubt an entity’s ability to continue as a going concern. The amendments are effective for annual periods ending after December 15, 2016, and including interim periods within those annual periods. The Partnership implemented this guidance which did not impact the Partnership’s consolidated financial statements.

In February 2015, the FASB issued revised guidance for consolidation, Amendments to the Consolidation Analysis. This guidance modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities and affects the consolidation analysis of reporting entities that are involved with variable interest entities. All legal entities are subject to re-evaluation under the revised consolidation model. The amendment is effective for interim and annual reporting periods beginning after December 15, 2015. The Partnership’s adoption of this guidance did not impact the Partnership’s consolidated financial statements.

In November 2015, the FASB issued revised guidance for the classification of deferred taxes, Balance Sheet Classification of Deferred Taxes. Under the new guidance, companies are required to classify all deferred tax assets and liabilities as non-current on the balance sheet instead of separating deferred taxes into current and non-current amounts. Also, companies will no longer allocate valuation allowances between current and non-current deferred tax assets because those allowances also will be classified as non-current. The guidance may be adopted on either a prospective or retrospective basis. The guidance is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. However, early adoption is permitted. The Partnership early adopted the guidance as of December 31, 2016 and has adjusted the consolidated balance sheet as of December 31, 2015 on a retrospective basis. The reclassification reduced current assets by $381 and increased non-current assets by $381 as of December 31, 2015, and the reclassification reduced current liabilities by $450 and increased non-current liabilities by $450 as of December 31, 2015.

There are no other recent accounting pronouncements, whose adoption had a material impact on the consolidated financial statements in the current year.

Recently issued accounting pronouncements

In May 2014, the FASB issued a new accounting standard, Revenue from Contracts with Customers, as subsequently updated by the FASB. Under the new standard, an entity must identify performance obligations and the transaction price in a contract, and allocate the transaction price to specific performance obligations to recognized revenue when the obligations are completed. Revenue for most contracts with customers will be recognized when promised goods or services are transferred to customers in an amount that reflects consideration that the entity expects to be entitled, subject to certain limitations. Under the new standard, additional qualitative and quantitative disclosures are required. The scope of this guidance does not apply to leases, financial instruments, guarantees and certain non-monetary transactions. However, the scope of the guidance does apply to the allocation of the transaction price to lease elements and non-lease elements. The standard is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. The Partnership has made an initial assessment of the impact of this standard on its contracts for evaluating potential material effects of this standard on its consolidated financial statements when adopted. The most significant implementation matters for the Partnership involve the allocation of the transaction price, subject to certain limitations, to the lease element, which is covered by other guidance, and the non-lease or service element for which this guidance applies. Based upon the analysis to date, the Partnership does not expect material effects to the allocation of the transaction price to lease elements and service elements or material effects on the timing or amounts of revenue recognized under the guidance of this standard. The Partnership will complete detailed analysis on a contract by contract basis prior to implementing the standard and evaluating the disclosure requirements. The Partnership will implement the standard on January 1, 2018 and expects to apply the modified retrospective approach with the cumulative effect of initially applying the standard as an adjustment to the opening balance of equity.

In February 2016, the FASB issued revised guidance for leasing, Leases. The objective is to establish the principles that lessors and lessees shall apply to report useful information to users of financial statements about the amount, timing and uncertainty of cash flows arising from a lease. The standard is effective for annual periods beginning after December 15, 2018, and including interim periods within those annual periods. Early adoption is permitted. The Partnership is currently assessing the impact the adoption of this standard will have on the consolidated financial statements and related disclosures.

In August 2016, the FASB issued revised guidance for Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. The guidance clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. The Partnership is currently assessing the impact the adoption of this standard will have on the consolidated statement of cash flows.

In November 2016, the FASB issued revised guidance for Statement of Cash Flows: Restricted Cash. The amendments require that the statement of cash flows explain the change during the period in the total cash, cash equivalents and amounts generally described as restricted cash when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. The guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. Early adoption is permitted. The Partnership is currently assessing the impact the adoption of this standard will have on the consolidated statement of cash flows.

In January 2017, the FASB issued revised guidance for Business Combinations: Clarifying the Definition of a Business. The amendments provide a framework to evaluate when an input and a substantive process are present in an acquisition to be considered a business and require entities to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of transferred assets and activities is not a business. The new standard is to be applied prospectively to any transactions occurring within the period of adoption and is effective for public business entities for fiscal years beginning after December 15, 2017. Early adoption is permitted, including annual periods in which the financial statements have not been issued. The Partnership is currently assessing the impact the adoption of this standard will have on further acquisitions.